Other Assets - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended			3 Months Ended		12 Months Ended
	Dec. 27, 2019	Nov. 04, 2019	Mar. 31, 2021	Aug. 31, 2020	Oct. 31, 2019	Mar. 31, 2021	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 16, 2021	Oct. 20, 2021	Apr. 30, 2018
Debt Instrument [Line Items]
Outstanding principal balance								$ 703,900
Total Warrant liabilities, net								$ 15,547	$ 418,908
Stock issued for exercise of warrants (in shares)								206,547
Proceeds from exercise of warrants								$ 0
Gain (loss) on changes in fair value of warrants								342,939	(819,647)	$ (239,145)
Convertible related party liabilities — 2020 LC Facility Warrant
Debt Instrument [Line Items]
Total Warrant liabilities, net								0	139,639
Gain (loss) on changes in fair value of warrants								$ 115,092	(144,335)	0
LC Warrant
Debt Instrument [Line Items]
Shares to be issued upon exercise of warrants (in shares)												11,923,567
Warrants, exercise price (in usd per share)								$ 0.01				$ 0.01
Total Warrant liabilities, net												$ 101,600
SoftBank Debt Financing Warrant
Debt Instrument [Line Items]
Total Warrant liabilities, net									418,900
2019 Warrant
Debt Instrument [Line Items]
Proceeds from exercise of warrants					$ 1,500,000
Gain (loss) on changes in fair value of warrants								$ 0	(386,638)	217,466
Affiliated Entity
Debt Instrument [Line Items]
Write off of debt issuance costs									5,000
Debt issuance costs								7,700	$ 5,400
Warrants (in shares)									5,057,306
Fee reimbursement liability, maximum							$ 50,000			$ 50,000
Fees reimbursed								0	$ 35,500
Fee reimbursement liability								14,500	14,500
Deferred financing costs, net								$ 20,000
Stock issuance costs						$ 48,000	15,000
Affiliated Entity | Maximum
Debt Instrument [Line Items]
Debt issuance costs, amortization period								5 years
Affiliated Entity | Minimum
Debt Instrument [Line Items]
Debt issuance costs, amortization period								3 years
Affiliated Entity | Letter of Credit
Debt Instrument [Line Items]
Warrants, exercise price (in usd per share)					$ 0.01
Availability					$ 1,750,000
Debt issuance costs					$ 284,400
Affiliated Entity | SoftBank Unsecured Notes Warrants
Debt Instrument [Line Items]
Shares to be issued upon exercise of warrants (in shares)					71,541,399
Warrants, exercise price (in usd per share)					$ 0.01
Total Warrant liabilities, net									279,300
Stock issued for exercise of warrants (in shares)								71,541,399
Proceeds from exercise of warrants								$ 900
Affiliated Entity | Convertible related party liabilities — 2020 LC Facility Warrant
Debt Instrument [Line Items]
Shares to be issued upon exercise of warrants (in shares)					35,770,699
Total Warrant liabilities, net									139,600
Stock issued for exercise of warrants (in shares)								35,770,699
Gain (loss) on changes in fair value of warrants								$ 400
Affiliated Entity | 2019 Warrant
Debt Instrument [Line Items]
Temporary equity, stock issuance costs							$ 15,000
Stock issuance costs		$ 38,600
Senior secured debt | Affiliated Entity
Debt Instrument [Line Items]
Aggregate principal amount				$ 1,100,000	$ 1,100,000
Interest rate				12.50%
Write off of debt issuance costs									5,900
Borrowing term				30 days
Minimum draw amount				$ 50,000
Term				4 years
Draw period				6 months
Extended draw period				6 months
Senior unsecured notes | Affiliated Entity
Debt Instrument [Line Items]
Aggregate principal amount	$ 2,200,000
Interest rate					5.00%						5.00%
Minimum draw amount	250,000
Term					5 years
Required maximum liquidity	750,000
Outstanding principal balance								$ 2,200,000	1,200,000
Waived syndication right	$ 200,000
Implied interest rate											11.69%
Debt issuance costs					$ 568,900
Senior unsecured notes | Affiliated Entity | Debt Instrument Tranche One
Debt Instrument [Line Items]
Aggregate principal amount											$ 550,000
Interest rate											5.00%
Senior unsecured notes | Affiliated Entity | Debt Instrument Tranche Two
Debt Instrument [Line Items]
Aggregate principal amount											$ 1,650,000
Interest rate											5.00%
Senior Notes
Debt Instrument [Line Items]
Aggregate principal amount													$ 702,000
Interest rate								7.875%					7.875%
Outstanding principal balance								$ 669,000	$ 669,000
Debt issuance costs													$ 17,400
Senior Notes | Affiliated Entity
Debt Instrument [Line Items]
Aggregate principal amount			$ 550,000			$ 550,000
Interest rate			7.50%			7.50%
Borrowing term			30 days
Minimum draw amount			$ 50,000
Term			18 months
Redemption price			101.00%
Additional principal amount											$ 500,000